FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative instruments payables	Derivative instruments payables
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative instruments receivables, Derivative instruments receivable	Derivative instruments receivables, Derivative instruments receivable
Fair Value | Level 1
Assets
Cash and cash equivalents	$ 134,784	$ 197,032
Restricted cash	3,289	12,985
Marketable securities	2,187	1,684
Fair Value | Level 2
Assets
Related party shareholder loans	837	6,187
Derivative assets	33,123	2,679
Liabilities
Derivative liabilities	1,313	10,364
Fair Value | Level 2 | Secured Debt
Liabilities
Long-term debt - floating	1,131,506	1,273,723
Carrying Value | Level 1
Assets
Cash and cash equivalents	134,784	197,032
Restricted cash	3,289	12,985
Marketable securities	2,187	1,684
Carrying Value | Level 2
Assets
Related party shareholder loans	837	6,187
Derivative assets	33,123	2,679
Liabilities
Derivative liabilities	1,313	10,364
Carrying Value | Level 2 | Secured Debt
Liabilities
Long-term debt - floating	$ 1,131,506	$ 1,273,723